As filed electronically with the Securities and Exchange Commission on June 25, 2018

Registration No. 333-223803

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No.	[X] Post-Effective Amendment No. 1
FIRST TRUST HIGH INCOME LONG/SHORT FUND

(Exact Name of Registrant as Specified in Charter)

120 East Liberty Drive Suite 400 Wheaton, Illinois 60187

(Address of Principal Executive Offices) (Zip Code)

(630) 765-8000

(Registrant’s Area Code and Telephone Number)

W. Scott Jardine First Trust Advisors L.P. Suite 400 120 East Liberty Drive Wheaton, Illinois 60187

(Name and Address of Agent for Service)

With copies to:

Eric F. Fess
Chapman and Cutler LLP
111 West Monroe Street
Chicago, Illinois 60603

TITLE OF SECURITIES BEING REGISTERED:

Common shares of beneficial interest, par value $0.01

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

__________________________________________

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price	Amount of Registration Fee
Common Shares, $0.01 par value	58,502 shares	$17.03*	$996,289.06	$124.04
Common Shares, $0.01 par value**	5,579,220 shares	$17.35	$96,799,467.00	$12,051.53
*	Estimated solely for the purpose of calculating the registration fee for the additional shares being registered on Post-Effective Amendment No. 1. Based on the Registrant’s net asset value per share at the close of business on June 19, 2018.
**	Shares previously registered on Registrant’s initial Registration Statement filed on March 20, 2018. Price per unit based on Registrant’s net asset value per share as of the close of business on March 14, 2018. Amount of Registration Fee has been previously paid, and was based on the then-effective fee rate of $124.50 per million dollars.

__________________________________________

This form is being filed to register additional shares of the Registrant in connection with an offering on an effective Registration Statement on Form N-14 (333-223803). It is proposed that this filing will become effective automatically pursuant to Rule 462(b) under the Securities Act of 1933, as amended.

SIGNATURES

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of Wheaton and State of Illinois, on the 25th day of June, 2018.

First Trust High Income Long/Short Fund

By: /s/ James M. Dykas

James M. Dykas, President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

Signature			Date
/s/ James M. Dykas	President and Chief Executive
James M. Dykas	Officer		June 25, 2018

/s/ Donald P. Swade	Treasurer, Chief Financial
Donald P. Swade	Officer and Chief Accounting Officer		June 25, 2018

)
James A. Bowen**	Trustee )
)
)
Richard E. Erickson*	Trustee )
)
	)	By:	/s/ W. Scott Jardine
Thomas R. Kadlec*	Trustee )		W. Scott Jardine
	)		Attorney-In-Fact
	)		June 25, 2018
Robert F. Keith*	Trustee )
)
)
Niel B. Nielson*	Trustee )
)
*	Original powers of attorney authorizing W. Scott Jardine, James M. Dykas, Kristi A. Maher and Eric F. Fess to execute Registrant’s Registration Statement, and Amendments thereto, for each of the trustees indicated of the Registrant on whose behalf this Registration Statement is filed, are filed on Registrant’s Registration Statement on Form N-14 (File No. 333-223803) filed on March 20, 2018 and incorporated herein by reference.

**	An original power of attorney authorizing W. Scott Jardine, James M. Dykas, Kristi A. Maher and Eric F. Fess to execute Registrant’s Registration Statement, and Amendments thereto, for James A. Bowen is filed on Registrant’s Registration Statement on Form N-14 (File No. 333-223803) filed on May 8, 2018 and incorporated herein by reference.

EXHIBIT INDEX

(12)       Opinion and Consent of Chapman and Cutler LLP regarding tax matters dated June 25, 2018.